Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 1,362,163		$ 7,564		$ 40,355	$ 708,244
Cost of revenue	602,083		46,577		134,988	556,925
Gross profit (loss)	760,080		(39,013)		(94,633)	151,319
Operating expenses:
Research and development	642,546		421,887		1,485,636	2,386,086
Selling, general and administrative	5,696,211		1,291,765		3,427,690	3,551,527
Total operating expenses	6,338,757		1,713,652		4,913,326	5,937,613
Loss from operations	(5,578,677)		(1,752,665)		(5,007,959)	(5,786,294)
Other expenses	(20,931)		0		(544,566)	0
Change in fair value of warrant liability	(23,123)		0		0	(108,100)
Change in fair value of derivative liability	2,983,100		0
Change in fair value of earnout liability	(1,060,000)		0
Interest expense, net	(598,959)		(130,282)		(544,826)	(468,174)
Loss before income tax expense	(4,298,590)		(1,882,947)		(6,097,351)	(6,254,468)
Provision for income taxes expense					1,600	1,600
Net loss and comprehensive loss	$ (4,298,590)		$ (1,882,947)		$ (6,098,951)	$ (6,256,068)
Net loss per share, basic (in dollars per share)	$ (0.33)	[1]	$ (0.2)	[1]	$ (0.22)	$ (0.23)
Net loss per share, diluted (in dollars per share)	$ (0.33)	[1]	$ (0.2)	[1]	$ (0.22)	$ (0.23)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	13,225,553	[1]	9,517,098	[1]	27,815,913	27,364,975
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	13,225,553	[1]	9,517,098	[1]	27,815,913	27,364,975
GIGCAPITAL5, INC [Member]
Revenue					$ 0	$ 0
General and administrative expenses					4,927,599	4,279,100
Operating expenses:
Loss from operations					(4,927,599)	(4,279,100)
Other expenses					14,953	384,108
Interest expense, net					(219,686)	(23,098)
Interest income on cash and marketable securities held in Trust Account					1,526,860	1,630,398
Loss before income tax expense					(3,605,472)	(2,287,692)
Provision for income taxes expense					419,119	486,615
Net loss and comprehensive loss					(4,024,591)	(2,774,307)
Net income attributable to common stock subject to possible redemption					1,107,741	1,143,783
Net loss attributable to common stockholders					$ (5,132,332)	$ (3,918,090)
Net loss per share, basic (in dollars per share)					$ (0.78)	$ (0.6)
Net loss per share, diluted (in dollars per share)					$ (0.78)	$ (0.6)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)					6,540,000	6,540,000
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)					6,540,000	6,540,000
Common Stock Subject to Possible Redemption
Operating expenses:
Net loss per share, basic (in dollars per share)					$ 0.37	$ 0.06
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)					3,020,634	17,954,419
Common Stock Subject to Possible Redemption | GIGCAPITAL5, INC [Member]
Operating expenses:
Net income attributable to common stock subject to possible redemption					$ 1,107,741	$ 1,143,783
Net loss per share, basic (in dollars per share)					$ 0.37	$ 0.06
Net loss per share, diluted (in dollars per share)					$ 0.37	$ 0.06
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)					3,020,634	17,954,419
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)					3,020,634	17,954,419

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).